STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIENCY (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
BALANCE	$ (274)	$ (1,685)	$ (1,685)		$ (5,429)	$ (5,429)
BALANCE, shares	74,915,937	69,652,779	69,652,779
CHANGES DURING PERIOD
Profit for the year	(90)	753	824		1,089	2,627
Issuance of share capital and warrants (note 10a)	375		511
Issuance of debt beneficiary conversion feature			51
Share based compensation expenses	8		25		35	(7)
BALANCE	19		(274)		(1,685)	(5,429)
BALANCE, shares	80,798,290		74,915,937		69,652,779
Share Capital [Member]
BALANCE	16,939	15,556	15,556		15,556	15,556
BALANCE, shares	74,916,000	69,653,000	69,653,000		69,653,000	69,653
CHANGES DURING PERIOD
Profit for the year
Issuance of share capital and warrants (note 10a)	1,615		1,383
Issuance of share capital and warrants, shares (note 10a)	5,882,000		5,263,000
Issuance of debt beneficiary conversion feature
Issuance of debt beneficiary conversion feature, shares
Share based compensation expenses
BALANCE	18,554		16,939		15,556	15,556
BALANCE, shares	80,798,000		74,916,000		69,653,000	69,653,000
Additional paid-in Capital [Member]
BALANCE	24,695	25,491	25,491		25,463	25,463
CHANGES DURING PERIOD
Profit for the year
Issuance of share capital and warrants (note 10a)	(1,240)		(872)	[1]
Issuance of debt beneficiary conversion feature			51	[1]
Share based compensation expenses	8		25		35	(7)
BALANCE	23,463		24,695		25,491	25,463
Accumulated deficit [Member]
BALANCE	(41,908)	(42,732)	(42,732)		(46,448)	(46,448)
CHANGES DURING PERIOD
Profit for the year	(90)		824		1,089	2,627
Issuance of share capital and warrants (note 10a)
Issuance of debt beneficiary conversion feature
Share based compensation expenses
BALANCE	$ (41,998)		$ (41,908)		$ (42,732)	$ (46,448)

[1]	Net of share issuance costs in the amount of $40